Commitments, third-party guarantees, contingent assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Contractual obligations
The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2021 and 2020:

2021	Total	2022	2023 and 2024	2025 and 2026	Subsequent

Corporate debt (Note 14)	1,023,071	27,881	11,989	433,232	549,969
Loans with credit institutions (project debt) (Note 15)	4,010,825	289,755	624,633	801,713	2,294,724
Notes and bonds (project debt) (Note 15)	1,025,368	45,650	100,850	108,512	770,355
Purchase commitments*	1,570,831	79,261	191,171	159,297	1,141,102
Accrued interest estimate during the useful life of loans	2,029,376	267,645	497,587	427,159	836,985

2020	Total	2021	2022 and 2023	2024 and 2025	Subsequent

Corporate debt (Note 14)	993,725	23,648	2,036	450,169	517,872
Loans with credit institutions (project debt) (Note 15)	4,123,856	261,800	583,259	770,507	2,508,290
Notes and bonds (project debt) (Note 15)	1,113,758	50,558	100,911	109,884	852,405
Purchase commitments*	1,709,660	93,791	160,211	172,776	1,282,881
Accrued interest estimate during the useful life of loans	2,309,597	286,724	541,652	468,060	1,013,161